Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
Total	¥ 14,301,780		¥ 14,300,919
Less: accumulated amortization	(11,182,929)		(9,398,365)
Less: accumulated impairment loss	(287,270)
Net book value	2,831,581		4,902,554
Indefinitelived intangible assets
Total	454,564		454,564
Finite and indefinitelived intangible assets	3,286,145	$ 515,668	5,357,118
Noncompete agreements
Finite-Lived Intangible Assets, Net [Abstract]
Total	7,183,773		7,183,773
Trademarks, patents, software and others
Finite-Lived Intangible Assets, Net [Abstract]
Total	5,268,168		5,250,164
Customer lists
Finite-Lived Intangible Assets, Net [Abstract]
Total	1,553,507		1,562,198
Driver lists
Finite-Lived Intangible Assets, Net [Abstract]
Total	296,332		304,784
Online payment license
Indefinitelived intangible assets
Total	398,085		398,085
Others
Indefinitelived intangible assets
Total	¥ 56,479		¥ 56,479